Summary of significant accounting policies (Schedule of Fair Value of Financial Instruments) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant derivative liability - non- current	$ 249
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant derivative liability - non- current	$ 249